Discontinued operations (Details)	Jun. 30, 2020 USD ($)
Disclosure Of Non Current Assets Held For Sale And Discontinued Operations Text Block Abstract
Consolidated entity sold percentage	100.00%
Carrying value of assets	$ 29,277